Optionally Convertible Promissory Notes	12 Months Ended
Dec. 31, 2023
Disclosure Of ordinary shares to be issued to the holders of optionally convertible promissory notes [Abstract]
Optionally convertible promissory notes
34	Optionally convertible promissory notes
On September 30, 2020, the Company issued optionally convertible promissory notes with a principal amount of USD1,158 million (equivalent of approximately RMB7,884 million) to certain holders of the Company’s Class C ordinary shares as part of the
C-round
restructuring. The optionally convertible promissory notes
matured
on September 30, 2023
, and the notes along with accrued interests amounting to approximately USD1,227 million had been fully repaid.
The Group measured the liability component of optionally convertible promissory notes at initial recognition based on its best estimate of the present value of the redemption amount and recognized the residual between the fair value of optionally convertible promissory notes and the fair value of the liability component to the equity component to reflect the value of conversion rights. Subsequent to initial recognition, the liability component of convertible promissory notes was
 measured at amortized cost using effective interest rate method with interest expenses recorded in the finance costs. The equity component was
 not
re-measured
subsequently.

	Liabilities	Equity
	RMB’000	RMB’000
Carrying value as of January 1, 2021	7,530,542	1,489,748

Interest accrued at effective interest rate	495,079	—
Interest paid	(446,953)	—
Exchange differences	(173,565)	—

Carrying value as of December 31, 2021	7,405,103	1,489,748

Interest accrued at effective interest rate	521,747	—
Interest paid	(493,134)	—
Exchange differences	709,192	—

Carrying value as of December 31, 2022	8,142,908	1,489,748

Interest accrued at effective interest rate	407,255	—
Interest paid	(498,198)	—
Redemption of optionally convertible promissory notes (a)	(8,342,096)	(1,489,748)
Exchange differences	290,131	—

Carrying value as of December 31, 2023	—	—